Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Lease Expenses

The Company’s lease expenses (building and vehicle) were as follows:

	Six months ended
	June 30,
	2026	2025
Lease expense (building and vehicle)	$165,950	$123,422
	Six months ended
	June 30,
	2026	2025
Weighted-average remaining lease term — operating leases (years)	2.2	1.71
Weighted-average discount rate — operating leases (%)	10	11.54
	Six months ended
	June 30,
	2026	2025
Weighted-average remaining lease term — operating leases (years)	1.5	2.5
Weighted-average discount rate — operating leases (%)	8	8

Schedule of Undiscounted Maturities of Operating Lease Payments

Undiscounted maturities of operating lease payments are summarized as follows:

June 30, 2026
2026	$146,547
2027	$293,094
2028	$200,439
Total undiscounted cash flows	$640,081
Imputed interest	$(61,078)
Operating lease liabilities	$579,001